Restructuring Charges	12 Months Ended
Dec. 31, 2019
Restructuring and Related Activities [Abstract]
Restructuring Charges	Restructuring charges

No restructuring charge was recognized during the year ended December 31, 2019.

	Year Ended
	December 31, 2019	December 31, 2018	December 31, 2017
	(in thousands)
Restructuring charges	$—	$12,490	$7,753
Net charge	$—	$12,490	$7,753

Prior Period Restructuring Charges

A restructuring charge of $12.5 million was recognized during the year ended December 31, 2018, under a restructuring plan adopted following a review of operations. The restructuring plan reflected resource rationalization across the business to improve resource utilizations, resulting in a charge of $9.7 million and office consolidation resulting in the recognition of an onerous lease obligation of $2.8 million. No additional charge was recorded during the twelve months ended December 31, 2019.

	Workforce reductions	Onerous Lease	Total
	(in thousands)
Total provision recognized	$9,684	$2,806	$12,490
Utilized	(5,399)	(672)	$(6,071)
Provision at December 31, 2018	$4,285	$2,134	$6,419
Utilized	(3,554)	(1,228)	(4,782)
Provision at December 31, 2019	$731	$906	$1,637

A restructuring charge of $7.8 million was recognized during the year ended December 31, 2017, under a restructuring plan adopted following a review of operations. The restructuring plan reflected resource rationalization across the business to improve resource utilization. No additional charge was recorded during the twelve months ended December 31, 2019.

Workforce reductions
(in thousands)
Restructuring charges	$7,753
Utilized	(4,656)
Provision at December 31, 2017	$3,097
Utilized	(1,015)
Provision at December 31, 2018	$2,082
Utilized	(2,082)
Provision at December 31, 2019	$—
At December 31, 2019 $1.2 million is included within other liabilities and $0.4 million within non-current other liabilities.